Earnings per Unit and Cash Distributions - Schedule of Calculations of Basic and Diluted Earnings per Unit (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Earnings Per Unit Basic And Diluted [Line Items]
Net income	$ 21,681	$ 16,915	$ 52,405	$ 28,344
Less: Series A Preferred unitholders' interest in net income	1,800	1,009	3,600	1,653
Net income attributable to the unitholders of KNOT Offshore Partners LP	19,881	15,906	48,805	26,691	$ 62,811
Less: Distributions	18,034	16,379	36,068	32,758
Under (over) distributed earnings	1,847	(473)	12,737	(6,067)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings	$ 1,847	$ (473)	$ 12,737	$ (6,067)
Earnings per unit (diluted):
Cash distributions declared and paid in the period per unit	$ 0.520	$ 0.520	$ 1.040	$ 1.040
Subsequent event: Cash distributions Declared and paid per unit relating to the period	$ 0.520	$ 0.520	$ 1.040	$ 0.520
Common Units [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the unitholders of KNOT Offshore Partners LP			$ 47,904		61,651
Under (over) distributed earnings	$ 1,813	$ (464)	12,502	$ (5,955)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings	$ 1,813	$ (464)	$ 12,502	$ (5,955)
Weighted average units outstanding (basic) (in thousands):
Weighted average units outstanding, basic	32,694	29,694	32,694	29,570
Weighted average units outstanding (diluted) (in thousands):
Weighted average units outstanding, diluted	36,355	31,798	36,360	31,296
Earnings per unit (basic)
Earnings per unit, basic	$ 0.597	$ 0.526	$ 1.465	$ 0.886
Earnings per unit (diluted):
Earnings per unit, diluted	$ 0.585	$ 0.522	$ 1.415	$ 0.886
General Partner Unit [Member]
Earnings Per Unit Basic And Diluted [Line Items]
Net income attributable to the unitholders of KNOT Offshore Partners LP			$ 901		$ 1,160
Under (over) distributed earnings	$ 34	$ (9)	235	$ (112)
Under (over) distributed earnings attributable to:
Under (over) distributed earnings	$ 34	$ (9)	$ 235	$ (112)
Weighted average units outstanding (basic) (in thousands):
Weighted average units outstanding, basic	615	559	615	559
Weighted average units outstanding (diluted) (in thousands):
Weighted average units outstanding, diluted	615	559	615	559
Earnings per unit (basic)
Earnings per unit, basic	$ 0.597	$ 0.526	$ 1.465	$ 0.882
Earnings per unit (diluted):
Earnings per unit, diluted	$ 0.597	$ 0.526	$ 1.465	$ 0.882